Taxes	6 Months Ended
Jun. 30, 2023
Taxes [Abstract]
Taxes
12.	Taxes

(a)	Taxes payable

Taxes payable consisted of the following:

	As of June 30, 2023	As of December 31, 2022
	In thousands of USD
Income tax payable	$152	$367
VAT payable	274	280
Other tax payable	33	411
Total	$459	$1,058

(b)	Corporate Income Taxes (“CIT”)

Cayman Islands

Under the current tax laws of Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

BVI

Under the current tax laws of BVI, the Company is not subject to tax on income or capital gain. Additionally, the BVI does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries incorporated in Hong Kong are subject to 16.5% on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax. The Company did not make any provision for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception.

PRC

The Company’s PRC subsidiaries are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. For the six months ended June 30, 2023 and 2022, there was no preferential tax rate.

i)	The components of the income tax provision are as follows:

	For the six months ended June 30, 2023	For the six months ended June 30, 2022
	In thousands of USD
Provisions for current income tax	$796	$1,614
Provisions for deferred income tax	-	-
Total	$796	$1,614

There are no deferred tax assets recognized or impaired for the six months ended June 30, 2023 and 2022.

ii)	The following table reconciles PRC statutory rates to the Company’s effective tax rate:

The following table   reconciles the China statutory rates to the Company’s effective tax rate for the six months ended June 30, 2023 and 2022:

	For the six months ended June 30, 2023	For the six months ended June 30, 2022

PRC statutory income tax rate	25.0%	25.0%
Effect of different tax jurisdiction	0.0%	0.0%
Non-deductible expenses (1)	1.6%	0.6%
Change in valuation allowance	1.7%	1.2%
Effective income tax rate	28.3%	26.8%

(1)	Non-deductible expenses represented meal and entertainment fees not-deductible in PRC tax returns.

iii)	Deferred tax assets

	For the six months ended June 30, 2023	For the six months ended June 30, 2022
Deferred tax assets:	In thousands of USD
Net accumulated loss-carry forward	$917	$1,166
Less: valuation allowance	(917)	(1,166)
Net deferred tax assets	$-	$-

Movement of valuation allowance is as follows:

	For the six months ended June 30, 2023	For the six months ended June 30, 2022
	In thousands of USD
Beginning balance	$1,200	$1,400
Write-off	(343)	(284)
Change of valuation allowance	60	50
Ending balance	$917	$1,166

Certain subsidiaries had tax loss of approximately $0.24 million and $0.2 million for the six months ended June 30, 2023 and 2022 respectively, which can be carried forward to offset future taxable income. The carryforwards period for net operating losses under the EIT Law is five years. Valuation allowance is provided against deferred tax assets when the Company determines that it is more likely than not that the deferred tax assets will not be utilized in the future.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of June 30, 2023 and December 31, 2022, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur interest and penalties during the six months ended June 30, 2023 and 2022.